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May 3, 2002

                                                     VIA EDGAR TRANSMISSION


Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

   Re:   Lincoln National Aggressive Growth Fund, Inc.
         (Registration No. 33-70742)
         Lincoln National Bond Fund, Inc. (Registration No. 2-80746)
         Lincoln National Capital Appreciation Fund, Inc.
         (Registration No. 33-70272)
         Lincoln National Equity-Income Fund, Inc. (Registration No. 33-71158) Lincoln National Global Asset Allocation Fund, Inc.
         (Registration No. 33-13530)
         Lincoln National International Fund, Inc. (Registration No. 33-38335) Lincoln National Managed Fund, Inc. (Registration No. 2-82276) Lincoln National Money Market Fund, Inc. (Registration No. 2-80743) Lincoln National Social Awareness Fund, Inc.
         (Registration No. 33-19896)
         Lincoln National Special Opportunities Fund, Inc.
         (Registration No. 2-80731)

Ladies and Gentlemen:

The above listed Registrant is filing pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. We certify that the final form of the Prospectus and Statement of Additional Information for the above referenced account, otherwise required to be filed under paragraph (c) of rule 497, does not differ from the most recent post-effective amendment to the registration statement filed electronically on form N-1A with the Commission on April 2, 2002 for Lincoln National Aggressive Growth Fund, Inc.; Lincoln National Bond Fund, Inc.; Lincoln National Capital Appreciation Fund, Inc.; Lincoln National Equity-Income Fund, Inc.; Lincoln National Global Asset Allocation Fund, Inc.; Lincoln National Managed Fund, Inc.; Lincoln National Money Market Fund, Inc.; Lincoln National Social Awareness Fund, Inc.; and Lincoln National Special Opportunities Fund, Inc.

If there are any questions regarding this filing, please contact me at (219) 455-0637.

Sincerely,

/s/  Randall Keller

Randall Keller
Securities Fund Specialist
Lincoln Life